Major Categories of Interest and Similar Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Other Income [Line Items]
Available-for-sale fixed-maturity securities	$ 3,185,680	$ 3,210,655	$ 3,082,859
Mortgage loans on real estate	367,196	367,506	357,394
Investment income (loss) on trading securities	9,735	4,624	(606)
Held-to-maturity fixed-maturity securities	26,781	38,618	72,933
Rental income on real estate	1,462	2,943	19,662
Interest on loans to affiliates	1,549	2,614	8,435
Interest on acquired loans	27,817	31,085	1,127
Interest rate swaps	697	3,314	17,755
Other invested assets	196	72	1,019
Policy loans	10,461	10,177	11,005
Short-term securities	5,575	4,872	4,380
Interest on assets held by reinsurers	2,915	3,043	3,162
Total	3,640,064	3,679,523	3,579,125
Less investment expenses	47,947	47,117	59,109
Total interest and similar income, net	$ 3,592,117	$ 3,632,406	$ 3,520,016